INTANGIBLE ASSETS, NET (Details)	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)
Finite-Lived Intangible Assets [Line Items]
Less: accumulated amortization	¥ (15,411,685)		¥ (11,210,959)
Intangible assets, net	35,361,410		25,742,411		$ 5,143,104
Amortization of intangible assets	4,212,569	$ 612,693	3,481,991	¥ 3,202,787
Trademark [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	4,653,340		3,260,160
Computer software [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	¥ 46,119,755		¥ 33,693,210